Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 06, 2023	Nov. 30, 2023	Nov. 07, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 19, 2023	Dec. 31, 2022	Dec. 14, 2022
C000240058
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree 3-7 Year Treasury Digital Fund $10,832
Account Value	$ 10,832	$ 10,710	$ 10,786	$ 10,645	$ 10,582	$ 10,411	$ 10,346	$ 10,454	$ 10,380	$ 10,603	$ 10,497	$ 10,381	$ 10,160	$ 10,063	$ 9,938	$ 10,115	$ 10,066	$ 10,211	$ 10,180		$ 9,958		$ 9,702	$ 9,754	$ 9,879	$ 9,879	$ 9,869	$ 9,993	$ 10,073	$ 10,013	$ 9,730	$ 9,950	$ 10,000
C000240073
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree 500 Digital Fund $16,799
Account Value	$ 16,799	15,962	14,984	15,036	16,013	16,270	15,777	16,149	15,177	15,269	14,931	14,574	14,431	13,907	13,255	13,785	13,367	12,667	12,444		11,898		10,897	11,140	11,685	11,867	11,474	10,768	10,677	10,537	10,160	10,400	10,000
C000240067
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree 7-10 Year Treasury Digital Fund $10,409
Account Value	$ 10,409	10,246	10,376	10,268	10,226	9,947	9,882	10,119	10,013	10,363	10,227	10,090	9,806	9,680	9,513	9,816	9,748	9,955	9,945		9,584		9,175	9,349	9,650	9,721	9,782	9,900	10,050	9,970	9,610	9,930	10,000
C000240070
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Floating Rate Treasury Digital Fund $11,307
Account Value	$ 11,307	11,267	11,222	11,186	11,147	11,110	11,064	11,015	10,969	10,922	10,877	10,836	10,789	10,744	10,695	10,644	10,594	10,547	10,495		10,453		10,411	10,361	10,315	10,271	10,225	10,180	10,136	10,089	10,050	10,013	10,000
C000245468
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Government Money Market Digital Fund $10,809
Account Value	$ 10,809	10,773	10,736	10,700	10,663	10,630	10,594	10,548	10,510	10,470	10,428	10,383	10,338	10,294	10,250	10,207	10,163	10,122	10,078		10,034	$ 10,000
C000240068
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Long-Term Treasury Digital Fund $8,986
Account Value	$ 8,986	8,749	9,033	9,164	9,275	8,777	8,745	9,305	9,123	9,647	9,467	9,255	8,938	8,791	8,539	9,126	9,043	9,240	9,479		8,710		7,919	8,371	9,095	9,390	9,623	9,614	9,896	9,856	9,410	9,900	10,000
C000240076
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Short-Duration Income Digital Fund $11,349
Account Value	$ 11,349	11,220	11,165	11,121	11,115	11,028	10,952	10,986	10,890	10,986	10,883	10,777	10,619	10,558	10,463	10,537	10,463	10,495	10,453		10,260		10,035	10,065	10,137	10,127	10,056	9,984	10,025	9,994	9,900	10,000	10,000
C000228751
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Short-Term Treasury Digital Fund $11,084
Account Value	$ 11,084	11,016	11,039	10,953	10,902	10,830	10,787	10,762	10,730	10,791	10,705	10,612	10,495	10,436	10,365	10,404	10,374	10,419	10,379		10,277		10,181	10,148	10,149	10,112	10,077	10,121	10,155	10,124	9,968	10,042		$ 9,971	$ 10,000
C000241818
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Siegel Global Equity Digital Fund $12,694
Account Value	$ 12,694	12,239	11,702	11,847	12,174	12,154	11,803	12,304	11,866	12,110	11,930	11,667	11,354	11,332	10,879	11,292	10,881	10,529	10,549	$ 10,000
C000241816
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Siegel Longevity Digital Fund $12,143
Account Value	$ 12,143	11,777	11,401	11,495	11,742	11,690	11,409	11,833	11,475	11,700	11,547	11,324	11,040	11,020	10,657	11,020	10,703	10,442	10,462	10,000
C000241819
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Siegel Moderate Digital Fund $11,949
Account Value	$ 11,949	11,594	11,292	11,375	11,579	11,454	11,215	11,587	11,291	11,547	11,372	11,159	10,885	10,834	10,501	10,844	10,571	10,410	10,441	10,000
C000240075
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Technology and Innovation 100 Digital Fund $21,856
Account Value	$ 21,856	20,324	18,529	18,317	19,997	20,969	20,504	20,206	19,189	19,199	18,549	18,340	18,612	17,270	16,221	17,039	16,672	15,582	15,089		14,300		12,840	13,190	13,940	14,030	13,370	12,560	11,520	11,590	10,560	10,620	10,000
C000240071
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree TIPS Digital Fund $10,769
Account Value	$ 10,769	10,681	10,736	10,736	10,679	10,460	10,329	10,514	10,460	10,655	10,500	10,424	10,230	10,154	9,985	10,154	10,081	10,186	10,154		9,916		9,646	9,729	9,915	10,018	10,008	10,023	10,134	10,134	9,880	9,990	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,376	15,584	14,661	14,761	15,642	15,849	15,420	15,796	14,920	15,057	14,742	14,393	14,220	13,727	13,079	13,636	13,211	12,541	12,334		11,798		10,810	11,043	11,596	11,783	11,416	10,709	10,662	10,499	10,127	10,380	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
ICE US 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US 1-Month Treasury Bill Index
Account Value	$ 10,836	10,799	10,759	10,721	10,684	10,649	10,610	10,571	10,529	10,488	10,446	10,396	10,349	10,307	10,257	10,214	10,167	10,126	10,081		10,034	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,891	10,726	10,804	10,761	10,757	10,526	10,470	10,644	10,533	10,801	10,658	10,507	10,267	10,171	10,002	10,261	10,167	10,313	10,341		9,960		9,528	9,681	9,933	9,997	10,004	10,040	10,151	10,089	9,839	10,101		9,799	10,000
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Account Value	$ 13,573	12,990	12,284	12,170	12,671	12,747	12,333	12,632	12,177	12,457	12,174	11,872	11,684	11,429	10,983	11,358	11,012	10,559	10,498	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,881	13,209	12,427	12,512	13,259	13,434	13,070	13,389	12,647	12,763	12,496	12,200	12,053	11,636	11,086	11,558	11,198	10,630	10,454	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,881	13,209	12,427	12,512	13,259	13,434	13,070	13,389	12,647	12,763	12,496	12,200	12,053	11,636	11,086	11,558	11,198	10,630	10,454	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,376	15,584	14,661	14,761	15,642	15,849	15,420	15,796	14,920	15,057	14,742	14,393	14,220	13,727	13,079	13,636	13,211	12,541	12,334		11,798		10,810	11,043	11,596	11,783	11,416	10,709	10,662	10,499	10,127	10,380	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
Solactive US 3-7 Year Treasury Bond Index
Account Value [Line Items]
Account Value	10,863	10,744	10,820	10,681	10,617	10,441	10,379	10,466	10,404	10,629	10,517	10,395	10,173	10,045	9,947	10,117	10,071	10,209	10,178		9,944		9,696	9,745	9,863	9,861	9,853	9,980	10,051	9,990	9,722	9,924	10,000
WisdomTree 500 Index
Account Value [Line Items]
Account Value	16,820	15,983	14,998	15,051	16,023	16,289	15,794	16,164	15,189	15,281	14,941	14,585	14,441	13,910	13,257	13,795	13,368	12,665	12,448		11,904		10,902	11,149	11,688	11,877	11,476	10,767	10,679	10,537	10,155	10,398	10,000
Solactive US 7-10 Year Treasury Bond Index
Account Value [Line Items]
Account Value	10,416	10,253	10,375	10,271	10,235	9,955	9,888	10,114	10,016	10,361	10,227	10,083	9,800	9,635	9,506	9,806	9,735	9,939	9,941		9,565		9,176	9,338	9,639	9,702	9,763	9,891	10,016	9,944	9,590	9,889	10,000
Solactive US Treasury Floating Rate Note Bond Index
Account Value [Line Items]
Account Value	11,326	11,286	11,240	11,203	11,166	11,127	11,077	11,031	10,982	10,937	10,890	10,853	10,801	10,759	10,708	10,650	10,606	10,554	10,500		10,462		10,418	10,366	10,321	10,276	10,226	10,181	10,131	10,087	10,049	10,013	10,000
Solactive US 20+ Year Treasury Bond Index
Account Value [Line Items]
Account Value	8,962	8,731	9,011	9,140	9,257	8,760	8,720	9,292	9,117	9,637	9,458	9,250	8,926	8,704	8,524	9,106	9,028	9,234	9,446		8,694		7,972	8,352	9,087	9,356	9,592	9,570	9,874	9,808	9,355	9,807	10,000
Bloomberg U.S. Short Aggregate Composite Index
Account Value [Line Items]
Account Value	11,108	11,017	11,042	10,941	10,888	10,778	10,721	10,735	10,686	10,803	10,702	10,592	10,431	10,360	10,261	10,349	10,297	10,367	10,331		10,159		9,978	9,977	10,026	10,006	9,968	10,031	10,079	10,031	9,852	9,979	10,000
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Account Value [Line Items]
Account Value	11,231	11,131	11,135	11,045	10,997	10,890	10,830	10,837	10,780	10,877	10,773	10,664	10,511	10,446	10,348	10,417	10,359	10,409	10,365		10,195		10,005	10,003	10,047	10,027	9,979	10,025	10,065	10,010	9,857	9,985	10,000
Solactive US 1-3 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,142	11,075	11,099	11,012	10,961	10,886	10,840	10,813	10,782	10,845	10,758	10,663	10,542	10,471	10,412	10,443	10,412	10,455	10,414		10,299		10,195	10,161	10,161	10,121	10,084	10,136	10,163	10,139	9,983	10,051		$ 9,987	$ 10,000
MSCI ACWI Value Index
Account Value [Line Items]
Account Value	12,931	12,457	12,076	12,218	12,339	12,152	11,662	12,307	11,934	12,238	11,987	11,671	11,184	11,235	10,913	11,251	10,785	10,514	10,529	10,000
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite
Account Value [Line Items]
Account Value	12,374	11,986	11,729	11,821	11,907	11,708	11,336	11,850	11,549	11,843	11,621	11,351	10,930	10,942	10,660	10,972	10,609	10,444	10,462	10,000
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite
Account Value [Line Items]
Account Value	12,049	11,709	11,524	11,587	11,653	11,447	11,143	11,583	11,322	11,611	11,406	11,162	10,780	10,768	10,511	10,811	10,504	10,402	10,422	$ 10,000
WisdomTree Technology and Innovation 100 Index
Account Value [Line Items]
Account Value	21,887	20,348	18,545	18,338	20,015	20,993	20,518	20,215	19,196	19,206	18,556	18,342	18,616	17,268	16,214	17,036	16,666	15,569	15,076		14,287		12,841	13,199	13,943	14,031	13,377	12,568	11,520	11,593	10,556	10,624	10,000
Solactive US Treasury Inflation-Linked Bond Index
Account Value [Line Items]
Account Value	$ 10,883	$ 10,779	$ 10,842	$ 10,834	$ 10,759	$ 10,525	$ 10,392	$ 10,560	$ 10,510	$ 10,699	$ 10,544	$ 10,461	$ 10,277	$ 10,165	$ 10,026	$ 10,181	$ 10,109	$ 10,215	$ 10,175		$ 9,932		$ 9,692	$ 9,741	$ 9,920	$ 9,991	$ 9,989	$ 10,029	$ 10,144	$ 10,142	$ 9,853	$ 9,978	$ 10,000